FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Sep. 30, 2023
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following tables present the fair values of the Company’s assets and liabilities that are remeasured at fair value as of September 30, 2023 and December 31, 2022.

		Fair Value Measurements as of September 30, 2023 Using
	Balance Sheet Classification	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Foreign currency forward contracts:		(U.S. Dollars in thousands)
	Other receivables, net	$—	$2,271	$—	$2,271
	Accrued liabilities	—	(2,497)	—	(2,497)
Bunker fuel hedges:	Accrued liabilities	—	(550)	—	(550)
Interest rate swap contracts:
	Other assets	—	41,173	—	41,173
	Other current assets	—	10,908	—	10,908
Rabbi Trust investments:
	Short-term investments	—	—	5,735	5,735
	Long-term investments	—	—	15,468	15,468
Contingent consideration:
	Contingent consideration	—	—	(663)	(663)
	Contingent consideration, less current portion	—	—	(7,542)	(7,542)
Total		$—	$51,305	$12,998	$64,303

		Fair Value Measurements as of December 31, 2022 Using
	Balance Sheet Classification	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Foreign currency forward contracts:		(U.S. Dollars in thousands)
	Other receivables, net	$—	$1,366	$—	$1,366
	Accrued liabilities	—	(5,932)	—	(5,932)
Bunker fuel hedges:	Accrued liabilities	—	(3,396)	—	(3,396)
Interest rate swap contracts:	Other assets	—	59,104	—	59,104
Rabbi Trust investments:
	Short-term investments	—	—	5,367	5,367
	Long-term investments	—	—	16,498	16,498
Contingent consideration:
	Contingent consideration	—	—	(1,791)	(1,791)
	Contingent consideration, less current portion	—	—	(5,022)	(5,022)
Total		$—	$51,142	$15,052	$66,194

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The table below sets forth a summary of changes in the fair value of the Level 3 Rabbi Trust investments for the nine months ended September 30, 2023:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
(U.S. Dollars in thousands)
Balance as of December 31, 2022	$21,865
Net realized and unrealized gains recognized in earnings*	430
Plan contributions	1,153
Plan distributions	(2,245)
Balance as of September 30, 2023	$21,203
*Net amount comprised of realized and unrealized gains of $0.3 million and $0.1 million, respectively, recorded in other income, net, in the condensed consolidated statements of operations.
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The table below sets forth a summary of changes in the fair value of the Level 3 contingent consideration for the nine months ended September 30, 2023:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
(U.S. Dollars in thousands)
Balance as of December 31, 2022	$(6,813)
Additions	(2,708)
Payments	1,169
Remeasurement gain	61
Foreign exchange impact	86
Balance as of September 30, 2023	$(8,205)

Fair Value, Liabilities Measured on Recurring Basis
The carrying value, net of debt issuance costs, and gross estimated fair value of these term loans based on Level 2 inputs in the fair value hierarchy are summarized below:

	September 30, 2023	December 31, 2022

	(U.S. Dollars in thousands)
Carrying value, net of unamortized debt issuance costs	$799,220	$806,326
Unamortized debt issuance costs	14,980	17,549
Gross carrying value	$814,200	$823,875

Estimated fair value	$810,129	$795,039